Basis of Preparation - Additional Information (Details) € in Millions, $ in Millions			1 Months Ended							6 Months Ended		12 Months Ended
	Oct. 12, 2018 USD ($)	Sep. 14, 2018 USD ($)	Aug. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 AUD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 USD ($)	Jun. 21, 2019 EUR (€)	Jun. 30, 2016 USD ($)
Basis of Preparation [Line Items]
Comprehensive loss after income tax												$ (89,940,000)	$ (35,869,000)		$ (76,468,000)
Net cash (outflows) in operating activities												57,790,000	75,012,000		95,471,000
Cash & cash equivalents												$ 50,426,000	37,763,000		45,761,000		$ 80,937,000
Excise period of issuance of ordinary shares												Dec. 31, 2019
Deferred consideration up-front milestone receivable recognized												$ 20,000,000
Receipt on non refundable up-front payment upon reaching product regulatory milestone												25,000,000
Revenue recognized from up-front payment as deferred consideration	$ 10,000,000
Milestone payment received												26,409,000	7,125,000		500,000
Revenue												16,722,000	17,341,000		2,412,000
Revenue recognized relation to patent license agreement												0
Milestone Revenue												11,000,000	13,334,000		500,000
IFRS 16
Basis of Preparation [Line Items]
Lease liabilities												5,600,000
ROU assets												4,700,000
Reduction to retained earnings												900,000
TiGenix NV
Basis of Preparation [Line Items]
Milestone revenue relating to non-refundable up-front payment								$ 5,900,000	€ 5.0	$ 5,900,000	€ 5.0
Milestone payment received						$ 5,900,000	€ 5.0
Revenue								$ 5,900,000	€ 5.0
TiGenix NV | Licenses to Patents
Basis of Preparation [Line Items]
Milestone revenue relating to non-refundable up-front payment													5,900,000	€ 5.0
Milestone Revenue												0	11,800,000	€ 11.8
Top of Range | TiGenix NV
Basis of Preparation [Line Items]
Milestone revenue relating to non-refundable up-front payment | €																€ 10.0
Ordinary Shares
Basis of Preparation [Line Items]
Issues of ordinary shares during the period												20,611,000	49,358,000		$ 60,140,000
Kentgrove Capital
Basis of Preparation [Line Items]
Maximum available additional funds on equity facility				$ 82,000,000	$ 120
Additional equity facility available duration				24 months	24 months
Hercules and Nova Quest | Loan and Security Agreements
Basis of Preparation [Line Items]
Maximum additional amount available subject to achievement of milestones												35,000,000
Tasly
Basis of Preparation [Line Items]
Deferred consideration up-front milestone receivable recognized	$ 20,000,000											20,000,000
Revenue recognized from up-front payment as deferred consideration		$ 10,000,000
Proceeds from closing of strategic alliance												0
JCR Pharmaceuticals Co. Ltd
Basis of Preparation [Line Items]
Revenue recognized relation to patent license agreement												1,000,000	1,500,000
Royalties receivable under sales-based milestones												$ 5,000,000	$ 2,500,000
Ordinary Shares | Ordinary Shares | Loan and Security Agreements | M&G Investment Management
Basis of Preparation [Line Items]
Issues of ordinary shares during the period			$ 15,000,000